LOANS PAYABLE	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
LOANS PAYABLE

10.	LOANS PAYABLE

A summary of the Company’s loans payable is as follows:

	Bank facilities (a)	Trafigura loan facility (b)	Other loans payable (c)	Promissory loan payable (d)	Total
	$	$	$	$	$
Balance, December 31, 2024	14,791	4,034	744	-	19,569
Proceeds advanced	44,279	-	16,993	11,684	72,956
Interest expense	1,223	336	-	569	2,128
Foreign exchange loss or gain	3,797	-	(160)	5,270	8,907
Repayment with cash	(32,595)	(1,848)	(17,131)	-	(51,574)
Balance, December 31, 2025	31,495	2,522	446	17,523	51,986
Less: Current portion	(31,495)	(1,412)	(212)	(17,523)	(50,642)
Non-current portion	-	1,110	234	-	1,344

Balance, December 31, 2025	31,495	2,522	446	17,523	51,986
Proceeds advanced	47,325	-	10	7,634	54,969
Interest expense	1,503	47	-	510	2,060
Foreign exchange gain	(4,892)	-	(75)	(2,218)	(7,185)
Repayment with cash	(37,930)	(2,569)	(87)	(16,076)	(56,662)
Balance, June 30, 2026	37,501	-	294	7,373	45,168
Less: Current portion	(37,501)	-	(94)	(7,373)	(44,968)
Non-current portion	-	-	200	-	200

a)	Bank facilities

The Company has a secured credit facility denominated in Bolivian Bolivianos with Banco BISA S.A. of BOB 55,000 ($5,635), which is comprised of 1) a revolving credit facility of BOB 48,800 ($5,000) for the financing of mining operations and working capital with a fixed interest rate of 10.00% per annum; and 2) a “loan guarantee” credit facility of BOB 6,200 ($635) for the purpose of providing collateral to the Bolivian government for VAT refunds collected prior to the completion of the audit process by the Bolivian tax authority. In Bolivia, companies have the option to receive VAT refunds in advance of the audit process being completed if a loan guarantee for the refund amount is provided. The BOB 55,000 ($5,635) total credit facility is secured by certain real estate assets in Bolivia.

The BOB 48,800 ($5,000) revolving credit facility for working capital purposes can be drawn down at BOB 3,480 ($357) increments and automatically rolls over at maturity once fully repaid. As at June 30, 2026, BOB 48,720 ($4,992) (December 31, 2025 – BOB 48,720 ($5,828)), was drawn down from this credit facility.

As at June 30, 2026, BOB 1,028 ($105) of the BOB 6,200 ($635) loan guarantee credit facility was used to provide collateral to the Bolivian government on VAT refunds received (December 31, 2025 – BOB 1,703 ($204)).

On April 24, 2025, Sociedad Minera Illapa S.A. obtained a 360-day bank loan from Banco BISA S.A. with a fixed interest rate of 6.0% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the marketable securities are held as collateral (refer to note 20). As at June 30, 2026, the loan has been repaid in full.

On April 20, 2026, Sociedad Minera Illapa S.A. obtained a 360-day bank loan from Banco BISA S.A. with a fixed interest rate of 10.00% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the marketable securities are held as collateral (refer to note 20). As at June 30, 2026, the loan amount outstanding was BOB 90,500 ($9,273).

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

10.	LOANS PAYABLE (continued)

The Company also has an unsecured revolving credit facility for working capital requirements and a loan guarantee with Banco de Crédito de Bolivia S.A. for a total of BOB 48,020 ($4,920). The credit facility has a weighted average fixed interest rate of 10.00% per annum and the weighted average interest rate on the loan guarantee facility is 2.0%.

As at June 30, 2026, BOB 50,078 ($5,131) (December 31, 2025 - BOB 50,078 ($5,990)) was drawn down on the credit facility. The credit facility has varying maturity dates to November 2026.

On March 31, 2025, Sociedad Minera Illapa S.A. obtained 180-day bank loan outstanding for BOB 45,962 ($4,709) from Banco de Crédito de Bolivia S.A. with a fixed interest rate of 6.00% per annum. The facility is secured by a standby letter of credit guarantee issued by Stifel Bank where the company holds some of its USD cash balances from sales revenues (refer to note 20). On March 16, 2026, the loan rolled over for an additional 180 calendar days for an amount of BOB 45,962 ($4,709) with a fixed interest rate of 10.00%.

On February 14, 2026 the Company obtained an unsecured 6 month working capital term loan for BOB 17,150 ($1,757) with a fixed interest rate of 10.00% with repayment of interest and principal at the end of the term from Banco Mercantil Santa Cruz S.A.

On March 17, 2026, the Company received a working capital term loan from Banco BISA S.A. for BOB 14,000 ($1,434). The loan term is 180 calendar days and due on September 13, 2026. The loan is unsecured and has a fixed interest rate of 10.00%.

On March 31, 2026, the Company obtained an additional working capital term loan from Banco BISA S.A. for BOB 69,986 ($7,171). The loan term is 360 calendar days and due on March 26, 2027. The loan is unsecured and has a fixed interest rate of 10.00%.

b)	Trafigura loan facility

On April 23, 2021, in connection with the acquisition of Zimapan, Trafigura Mexico, S.A. de C.V. (“Trafigura”) loaned the Company $17,616 under a new loan facility (“Trafigura Loan Facility”).

The Trafigura Loan Facility is secured by a first charge over all Zimapan Mine assets and all other material rights and properties owned by Zilar Mendi.

In the third quarter of 2024, the Company entered into a new amended and restated agreement to settle the outstanding principal amount of $4,156. The amended agreement has the same annual interest rate as the original agreement (1-month SOFR + 6.5%) and is for a period of 36 months, ending on October 31, 2027. The loan is repayable in monthly installments of principal plus accrued interest for the respective period.

On January 29, 2026, the Company made an early payment to settle the remaining balance of the loan facility, fully extinguishing the liability.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

10.	LOANS PAYABLE (continued)

c)	Other loans payable

In the fourth quarter of 2022, the Company entered into contracts to sell trucks and machinery for net proceeds of $1,310. The Company subsequently leased the trucks and machinery back from the counterparty for a period of five years at a financing charge of 10.0% per annum and is required to make quarterly lease payments plus accrued interest. As the contracts provide the Company the right to repurchase the trucks and machinery at the end of the term for their residual value of 1%, the Company has an irrevocable right to repurchase the assets, and control of the assets did not transfer to the counterparty. Hence, these contracts are accounted for as financing transactions in accordance with IFRS 9 - Financial Instruments, rather than as sale and leaseback transactions under IFRS 16 - Leases. In accordance with IFRS 9, these contracts were recorded as a financial liability at amortized cost using the effective interest rate method. As at March 31, 2026, the financial liability was $294 (December 31, 2025 - $446).

During December 2025, the Company received BOB 20,000 ($2,049) from Banco BISA S.A. to cover payroll costs. The loan term is 180 calendar days and due on June 15, 2026. The loan is unsecured and has a fixed annual nominal rate of 10.00%. As of June 30, 2026, the loan has been repaid in full.

On June 29, 2026, the Company received BOB 20,000 ($2,049) from Banco BISA S.A. for working capital coverage. The loan term is 180 calendar days and due on February 2, 2027. The loan is unsecured and has a fixed annual nominal rate of 10.00%.

d)	Promissory notes

The San Lucas Promissory Notes Issuance program allows the Company to issue up to BOB 140,000 ($16,746) in the Bolivian stock market (Bolsa Boliviana de Valores).

On February 20, 2025, the Company completed its first offering of BOB 70,000 ($7,718), the notes were denominated in Bolivian Bolivianos and had a 6.50% interest rate and a maturity date of February 15, 2026. On August 8, 2025, the Company completed a second offering of BOB 70,000 ($7,718) in promissory notes under its San Lucas Promissory Notes Issuance program. The notes under the second offering have an interest rate of 7.00% and a maturity date of June 15, 2026 and are unsecured. As of June 30, 2026, the Company has repaid the two offerings settling their liability in full.

On April 8, 2026, the Company completed its third offering of BOB 70,000 ($7,718). The notes have an annual interest rate of 11.50%, mature on March 22, 2027, and are unsecured.

On August 4, 2026, the Company completed the fourth offering of BOB 70,000 ($7,718). The notes have an annual interest rate of 10.9985%, mature on July 18, 2027 and are unsecured.

In accordance with IFRS 9, these contracts were recorded as a financial liability at amortized cost using the effective interest rate method. The promissory notes require that San Lucas maintain a current ratio greater than 1.15, a debt service ratio greater than 1.5, and that the debt to equity ratio not exceed 1.85. The Company is fully compliant with all financial covenants stipulated as at June 30, 2026.

e)	Bonds

On December 30, 2024, the Financial System Supervisory Authority (ASFI) authorized the San Lucas Bonds Program. The San Lucas Bonds program allows the Company to issue up to $40,000 of unsecured bonds in the Bolivian Stock market (Bolsa Boliviana de Valores), the bonds can be denominated in USD or Bolivian Bolivianos. As at June 30, 2026, no bonds have been issued under the program.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)